CONCENTRATIONS OF CREDIT RISK	12 Months Ended
Dec. 31, 2025
Old Glory Holding Co [Member]
CONCENTRATIONS OF CREDIT RISK

(5)	CONCENTRATIONS OF CREDIT RISK

The Company accepts deposits and grants loans to customers throughout the United States. The economic conditions of the market area may have an impact on the debtors’ ability to repay their loans. The following table summarizes the concentrations of loans by state as of December 31, 2025:

December 31,
2025

Oklahoma	23%
Colorado	12%
Florida	9%
Iowa	8%
Minnesota	8%
All other	41%

Total	100%

As of December 31, 2025 and 2024, the Company had a concentration of credit risk with its correspondent financial institution in the form of deposits in excess of FDIC-insured amounts. The Company evaluates the stability of the financial institutions it does business with in evaluating credit risk. The Company’s exposure to credit loss in the event of nonperformance by the other parties to the financial instruments noted above is represented by the contractual or notional amount of the account, less the amount covered by FDIC insurance.

The Company also has federal funds sold and excess balance accounts that are not considered deposits and as such are not covered by FDIC insurance. At December 31, 2025, federal funds sold of $18.1 million were held at 5 banks throughout the United States with balances ranging between $1.7 million and $5.2 million. At December 31, 2025, the excess balance account of $23.2 million was maintained at the Federal Reserve Bank.